GS Mortgage-Backed Securities Trust 2023-PJ1 ABS-15G

Exhibit 99.6 - Schedule 4

Client Name:
Client Project Name:	GSMBS 2023-J1
Start - End Dates:	1/6/2022 - 1/14/2022
Deal Loan Count:	2

Loan Level Tape Compare Upload

Loans in Report	2
Loan Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data
XXXX	XXXXXX	Disbursement Date	XXXXXX	XXXXXX
XXXX	XXXXXX	Maturity Date	XXXXXX	XXXXXX
XXXX	XXXXXX	Months Reserves	XXXX	XXXX
XXXX	XXXXXX	Total Monthly Income	XXXX	XXXX
XXXX	XXXXXX	Borrower 1 First Time Home Buyer	No	Yes
XXXX	XXXXXX	Debt to Income Ratio (Back)	XXXX	XXXX
XXXX	XXXXXX	Maturity Date	XXXXXX	XXXXXX
XXXX	XXXXXX	Months Reserves	XXXX	XXXX
XXXX	XXXXXX	Total Monthly Income	XXXX	XXXX

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